BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS
BORROWINGS

16. BORROWINGS

        Notes—As of December 31, 2011 and 2010, the Group's notes consisted of the following:

	Currency	Interest rate	2011	2010
MTS International Notes due 2020	USD	8.625%	$750,000	$750,000
MTS OJSC Notes due 2020	RUB	8.15%	465,895	492,176
MTS OJSC Notes due 2016	RUB	14.25%	465,895	492,176
MTS OJSC Notes due 2014	RUB	7.60%	422,988	492,176
MTS Finance Notes due 2012(1)	USD	8.00%	400,000	400,000
MTS OJSC Notes due 2017	RUB	8.70%	310,597	328,117
MTS OJSC Notes due 2018	RUB	8.00%	298,499	315,337
MTS OJSC Notes due 2015	RUB	7.75%	234,097	39,823
MTS OJSC Notes due 2013	RUB	7.00%	13,318	13,249
Plus: unamortized premium			608	—
Less: unamortized discount			(15)	(202)

Total notes			$3,361,882	$3,322,852
Less: current portion			(865,880)	(492,176)

Total notes, long-term			$2,496,002	$2,830,676

(1)
Fully repaid on January 25, 2012

        The Group has an unconditional obligation to repurchase certain MTS OJSC Notes at par value if claimed by the noteholders subsequent to the announcement of the sequential coupon. The dates of the announcement for each particular note issue are as follows:

MTS OJSC Notes due 2016	June 2012
MTS OJSC Notes due 2018	June 2013
MTS OJSC Notes due 2020	November 2015

        The notes therefore can be defined as callable obligations under the FASB authoritative guidance on debt, as the holders have the unilateral right to demand repurchase of the notes at par value upon announcement of new coupons. The FASB authoritative guidance on debt requires callable obligations to be disclosed as maturing in the reporting period, when the demand for repurchase could be submitted disregarding the expectations of the Group about the intentions of the noteholders. The Group discloses the notes as maturing in 2012 (MTS OJSC Notes due 2016), in 2013 (MTS OJSC Notes due 2018) and in 2015 (MTS OJSC Notes due 2020) in the aggregated maturities schedule as these are the reporting periods when the noteholders will have the unilateral right to demand repurchase.

        In May 2011 the Group changed the coupon rate for MTS OJSC Notes due 2014 from 16.75% to 7.6%. Following the announcement of new coupon rates the Group repurchased MTS OJSC Notes due 2014 at the request of eligible noteholders in the amount of RUB 1.1 billion ($39.3 million as of the date of the transaction). The new coupon rate is valid till the final due dates of the notes.

        The fair values of notes based on the market quotes as of December 31, 2011 at the stock exchanges where they are traded were as follows:

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Irish stock exchange	107.33	$804,975
MTS OJSC Notes due 2016	MICEX	103.60	482,667
MTS OJSC Notes due 2020	MICEX	96.90	451,452
MTS OJSC Notes due 2014	MICEX	97.55	412,625
MTS Finance Notes due 2012	Luxembourg stock exchange	100.50	402,000
MTS OJSC Notes due 2018	MICEX	101.50	303,019
MTS OJSC Notes due 2017	MICEX	96.15	298,639
MTS OJSC Notes due 2015	MICEX	97.50	228,245
MTS OJSC Notes due 2013	MICEX	95.00	12,652

Total notes			$3,396,274

        Bank loans—As of December 31, 2011 and 2010, the Group's loans from banks and financial institutions consisted of the following:

			December 31,
		Interest rate (actual at December 31, 2011)
	Maturity		2011	2010
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2012 - 2020	LIBOR+1.15% (1.96%)	$580,742	$—
Skandinavska Enskilda Banken AB	2012 - 2017	LIBOR+0.23% - 1.8% (1.03% - 2.61%)	204,507	242,013
EBRD	2012 - 2014	LIBOR+1.51% - 3.1% (2.32% - 3.91%)	83,333	116,667
HSBC Bank plc and ING BHF Bank AG	2012 - 2014	LIBOR+0.3% (1.11%)	51,503	71,244
Citibank International plc and ING Bank N.V.	2012 - 2013	LIBOR+0.43% (1.23%)	40,688	62,486
HSBC Bank plc, ING Bank and Bayerische Landesbank	2012 - 2015	LIBOR+0.3% (1.11%)	42,961	59,570
Commerzbank AG, ING Bank AG and HSBC Bank plc	2012 - 2014	LIBOR+0.3% (1.11%)	36,495	51,285
Barclays	Fully repaid in February 2011	—	—	46,047
ABN AMRO Bank N.V.	2012 - 2013	LIBOR+0.35% (1.16%)	12,574	18,861
Other	2012 - 2013	Various	9,356	7,569

			$1,062,159	$675,742
EUR-denominated:
Credit Agricole Corporate Bank and BNP Paribas	2012 - 2018	EURIBOR+1.65% (3.27%)	$64,033	$52,159
LBBW	2012 - 2017	EURIBOR+0.75% (2.37%)	36,215	43,201
Bank of China	2012 - 2016	EURIBOR+1.95% (3.57%)	116,812	35,123
ABN AMRO Bank N.V.	2012 - 2013	EURIBOR+0.35% (1.97%)	8,958	13,740
Other	2012 - 2013	Various	8,064	3,060

			$234,082	$147,283
RUB-denominated:
Sberbank	2015 - 2017	8.50%(1)	$3,105,967	$1,968,704
Bank of Moscow	2013	7.80%	434,835	459,364
Gazprombank	2013 - 2015	8.75%	341,656	360,929
Gazprombank	2013 - 2015	8.75%	130,451	137,809
Sberbank	2011	—	—	19,234
Other	2012 - 2023	Various	25,057	34,377

			$4,037,966	$2,980,417
Debt-related parties	2012	Various	6,799	14,563

			$6,799	$14,563
Total bank loans			$5,341,006	$3,818,005
Less: current portion			(283,025)	(256,052)

Total bank loans, long-term			$5,057,981	$3,561,953

(1)
Initially the interest rate on the Sberbank RUB-denominated credit facilities due 2015-2017 of 8.95% was valid till March 2011 and for the period from December 2013 till the final maturity date in December 2017. In August 2011 the interest rate for the period from December 2013 till the final maturity date in December 2017 was decreased by 0.45% to 8.5%. The interest rate for the period from March 2011 till August 16, 2011 depended on the volume of turnovers on the bank accounts of certain entities of the Group and in fact was 8.95%. The interest rate for the period starting from August 17, 2011 till December 2013 also depends on the volume of turnovers on the bank accounts of certain entities of the Group. In case the average volume falls below a certain limit, the interest rate is increased by 1% to 9.5%. In addition, Sberbank is entitled to voluntarily revise the interest rate on the lines as a result of and proportionate to the change in the refinancing rate set by the Central Bank of Russia.

        During 2010 and 2011, the Group renegotiated interest rates and maturities schedules for its several credit facilities. The amendments to the agreements, which resulted in the change in the present value of cash flows under the new terms to the present value of cash flows under the original terms exceeding 10%, were treated as substantial modifications of debt with the immediate write off of the related debt issuance costs capitalized by the Group. In 2010 the Group suffered an additional loss of $26.7 million as a result of substantial debt modification. None of the amendments to the credit facilities agreements of the Group signed in 2011 were considered to be substantial.

        Borrowing costs and interest capitalized—Borrowing costs include interest incurred on existing indebtedness and debt issuance costs. Interest costs for assets that require a period of time to get them ready for their intended use are capitalized and amortized over the estimated useful lives of the related assets. The capitalized interest costs for the years ended December 31, 2011, 2010 and 2009 were $52.3 million, $43.9 million and $72.3 million, respectively. Debt issuance costs are capitalized and amortized over the term of the respective borrowings using the effective interest method.

        Interest expense net of amounts capitalized and amortization of debt issuance costs, for the years ended December 31, 2011, 2010 and 2009, were $628.4 million, $688.0 million and $535.0 million, respectively.

        Compliance with covenants—Subject to certain exceptions and qualifications, the indenture governing MTS Finance Notes due 2012 and prospectus governing MTS International Notes due 2020 contain covenants limiting the Group's ability to incur debt, create liens, sell or transfer lease properties, enter into loan transactions with affiliates, merge or consolidate with another person or convey its properties and assets to another person, sell or transfer any of its GSM licenses for the Moscow, St. Petersburg, Krasnodar and Ukraine license areas, be subject to a judgment requiring payment of money in excess of $10.0 million and $15.0 million, respectively, which continue unsatisfied for more than 60 days without being appealed, discharged or waived or the execution thereof stayed.

        Also, the indentures governing MTS Finance Notes due 2012 and prospectus governing MTS International Notes due 2020 give noteholders the right to require the Group to redeem the notes at 101% of their principal amount, plus accrued interest, if the Group experiences certain types of mergers, consolidations or there is change in control. An event of default under the notes may trigger cross default provisions with debt raised by Sistema, the controlling shareholder of the Group. The Group is required to take all commercially reasonable steps necessary to maintain a rating of the notes assigned by Moody's and Standard & Poor's.

        If the Group fails to meet these covenants, after certain notice and cure periods, the noteholders can accelerate the debt to be immediately due and payable.

        The prospectus governing MTS OJSC Notes contains certain covenants which limit the Group's ability to delist the notes from the quotation lists and delay the coupon payments.

        Bank loans of the Group are subject to certain restrictive covenants, including, but not limited to, certain financial ratios, limitations on dispositions of assets and limitations on transactions with associates, requirements to maintain ownership in certain subsidiaries.

        Most of the Group's loans also include an event of default consisting in rendering of judgment requiring payment of money in an amount in excess of $10.0 million and the continuance of any such judgment unsatisfied and in effect for any period of 60 consecutive calendar days without a stay of execution.

        On November 11, 2010 an international arbitration tribunal constituted under the rules of the London Court of International Arbitration rendered an award with regards to arbitration commenced by Nomihold Securities Inc. in January 2007. The award requires the Group's subsidiary, MTS Finance, to honor Nomihold's option to sell MTS Finance the remaining 49% stake in Tarino Limited for $170 million, plus $5.88 million in damages and $34.0 million in interest to compensate it for related costs. MTS Finance applied to arbitration tribunal for correction of the award, however the application was rejected and the award became final on January 5, 2011. In connection with the above mentioned restriction concerning the unsatisfied liability arising from any judgment against a member of the Group, prior to the date these consolidated financial statements were issued, the Group obtained consents from the noteholders of MTS Finance Notes due 2012 and MTS International Notes due 2020 and from certain banks, except for Barclays Bank (which was fully repaid in February 2011), to (1) waive certain defaults and events of default which might arise under the loan agreements as a result of and in connection with the award, and (2) certain amendments to the loan agreements to avoid possible future events of default which may arise as a result of the award.

        The Group was in compliance with all existing notes and bank loans covenants as of December 31, 2011.

        Pledges—The vendor financing agreement between K-Telecom and Intracom, a related party, with total amount as of December 31, 2011 and 2010 of $6.8 million and $14.3 million, respectively is secured by the telecommunication equipment and other assets supplied under the agreement with carrying value of $2.0 million and $8.2 million, respectively.

        Available credit facilities—As of December 31, 2011, the Group's total available unused credit facilities amounted to $1,321 million and related to the following credit lines:

	Maturity	Interest rate	Commitment fees	Available till	Available amount
Calyon, ING Bank N.V. and Nordea Bank AB	2019/2020	LIBOR + 1.15%	0.40%	December 2012	$468,710
Credit Agricole (Finnvera)	2019	EURIBOR + 1.65%	0.825%	June 2012/ February 2013	388,290
Sberbank	2014	MosPrime 3m+1.325%	0.10%	September 2014	310,597
ING Bank Eurasia	2012	MosPrime/LIBOR/EURIBOR + 1.25%	—	July 2012	77,649
Gazprombank	2013	MosPrime + 1.425%	—	June 2013	76,096

Total available credit facilities					$1,321,342

        The following table presents the aggregated scheduled maturities of principal on notes and bank loans outstanding for the five years ending December 31, 2016 and thereafter:

	Notes	Bank loans
Payments due in the year ended December 31,
2012	$865,880	$283,025
2013	311,817	785,015
2014	422,988	512,403
2015	700,600	1,266,546
2016	—	1,184,419
Thereafter	1,060,597	1,309,598

Total	$3,361,882	$5,341,006

        On February 28, 2012, subsequent to the statement of financial position date, the Group voluntarilly repaid the full amount due under credit facilities of Gazprombank drawn by MTS OJSC in December 2009 and December 2010 with an original maturity in 2013-2015. In the maturity schedule presented above, the principal outstanding as of December 31, 2011 under these facilities and totaling $472.1 million is included in payments due in the years ended December 31, 2013, 2014 and 2015 in the amounts of $78.7 million, $314.7 million and $78.7 million, respectively, in accordance with their original maturity.